Schedule of activity in equity incentive plan (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) shares
Share-Based Payment Arrangement [Abstract]
Options Shares, Outstanding at beginning of year | shares	1,025,527	1,025,527
Aggregate Intrinsic Value, Outstanding at beginning of year | $	$ 429,388
Options Shares, Granted | shares			1,025,527	1,025,527
Weighted Average Exercise Price, Granted | $ / shares			$ 1.67
Weighted Average Remining Contractual Term, Granted			9 years 3 months 18 days	9 years 3 months 18 days
Aggregate Intrinsic Value, Granted | $	$ 382,121		$ 429,388
Options Shares, Exercised | shares	24,513	24,513
Options Shares, Forfeited or expired | shares	138,329	138,329
Options Shares, Outstanding at end of year | shares	862,685	862,685	1,025,527	1,025,527
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.67		$ 1.67
Weighted Average Remining Contractual Term, Outstanding at end of year	9 years	9 years	9 years 3 months 18 days	9 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at end of year | $	$ 382,121		$ 429,388
Options Shares, Fully vested and expected to vest | shares	862,685		945,541
Weighted Average Exercise Price, Fully vested and expected to vest | $ / shares	$ 1.67		$ 1.60
Weighted Average Remining Contractual Term, Fully vested and expected to vest	9 years	9 years	9 years 4 months 24 days	9 years 4 months 24 days
Option Shares, Exercisable at end of year of 2024 | shares	862,685		945,541
Weighted Average Exercise Price, Exercisable at end of year of 2024 | $ / shares	$ 1.67		$ 1.60
Weighted Average Remining Contractual Term, Exercisable at end of year of 2024	9 years	9 years	9 years 4 months 24 days	9 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable at end of year of 2024 | $	$ 382,121		$ 407,607
Weighted Average Exercise Price, Outstanding beginning at of year | $ / shares	$ 1.67
Aggregate Intrinsic Value, Granted | $
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.01
Aggregate Intrinsic Value, Exercised	$ 16,401	$ 16,401
Weighted Average Exercise Price, Forfeited or expired | $ / shares	$ 1.94
Aggregate Intrinsic Value, Forfeited or expired	$ 30,866	$ 30,866
Aggregate Intrinsic Value, Fully vested and expected to vest | $	$ 382,121